Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net cash generated from operations	£ 462	£ 522	£ 518
Interest paid	(89)	(67)	(75)
Tax paid	(75)	(45)	(232)
Net cash generated from operating activities	298	410	211
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(11)	(15)	(9)
Acquisition of joint ventures and associates			(11)
Purchase of investments	(3)	(6)	(7)
Purchase of property, plant and equipment	(82)	(88)	(86)
Purchase of intangible assets	(150)	(157)	(161)
Disposal of subsidiaries, net of cash disposed	19	(54)	1,030
Proceeds from sale of associates	411	4	379
Proceeds from sale of investments		92	13
Proceeds from sale of property, plant and equipment		4	2
Proceeds from sale of intangible assets			1
Proceeds from sale of liquid resources	20	42	17
Loans (advanced)/repaid by related parties	(13)	14	7
Investment in liquid resources	(18)	(24)	(29)
Interest received	20	16	24
Dividends received from joint ventures and associates	458	131	162
Net cash generated from/(used in) investing activities	651	(41)	1,332
Cash flows from financing activities
Proceeds from issue of ordinary shares	5	7	11
Buyback of equity	(149)
Purchase of treasury shares		(27)	(23)
Proceeds from borrowings	2	4	372
Repayment of borrowings	(1,294)	(249)	(300)
Finance lease principal payments	(5)	(6)	(1)
Transactions with non-controlling interest		(2)
Dividends paid to company's shareholders	(318)	(424)	(423)
Net cash used in financing activities	(1,759)	(697)	(364)
Effects of exchange rate changes on cash and cash equivalents	16	81	(19)
Net decrease in cash and cash equivalents	(794)	(247)	1,160
Cash and cash equivalents at beginning of year	1,424	1,671	511
Cash and cash equivalents at end of year	£ 630	£ 1,424	£ 1,671